Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Greenwood Street Trust
Entity Central Index Key	0001898391
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity SAI Convertible Arbitrage Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Convertible Arbitrage Fund
Class Name	Fidelity® SAI Convertible Arbitrage Fund
Trading Symbol	FSAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Convertible Arbitrage Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Convertible Arbitrage Fund	$ 74	1.45%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%
Net Assets	$ 1,272,626,272
Holdings Count | shares	51
Investment Company Portfolio Turnover	456.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,272,626,272
Number of Holdings	51
Portfolio Turnover	456%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 22.1 Swaps 390.0 Swaps 76.2 Corporate Bonds 7.2 Common Stocks 5.6 U.S. Treasury Obligations 5.6 Futures Contracts 4.3 Domestic Equity Funds 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 76.2 Corporate Bonds - 7.2 Common Stocks - 5.6 U.S. Treasury Obligations - 5.6 Futures Contracts - 4.3 Domestic Equity Funds - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 28.5 Mastercard Inc Class A 8.5 Philip Morris International Inc 6.7 Western Digital Corp 3.6 Knight-Swift Transportation Holdings Inc 3.5 Citigroup Inc 3.4 LCI Industries 3.4 Microsoft Corp 3.2 NVIDIA Corp 2.5 Pitney Bowes Inc 2.4 65.7
Fidelity Risk Parity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity® Risk Parity Fund
Trading Symbol	FAPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Risk Parity Fund	$ 30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 15,735,719
Holdings Count | shares	33
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$15,735,719
Number of Holdings	33
Portfolio Turnover	104%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 15.0 Swaps 60.5 Swaps 34.5 Fixed-Income Funds 27.3 Domestic Equity Funds 21.0 Futures Contracts 8.5 International Equity Funds 3.8 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 34.5 Fixed-Income Funds - 27.3 Domestic Equity Funds - 21.0 Futures Contracts - 8.5 International Equity Funds - 3.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 24.0 Fidelity Commodity Strategy Fund 15.9 iShares US Treasury Bond ETF 11.2 Fidelity Small Cap Value Index Fund 8.2 iShares J.P. Morgan EM Local Currency Bond ETF 7.7 Fidelity Small Cap Index Fund 5.4 US Treasury Bill 5.2 Fidelity International Index Fund 4.2 Fidelity Real Estate Index Fund 3.7 Fidelity Long-Term Treasury Bond Index Fund 3.2 88.7
Fidelity Advisor Risk Parity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class Z
Trading Symbol	FAPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 15,735,719
Holdings Count | shares	33
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$15,735,719
Number of Holdings	33
Portfolio Turnover	104%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 15.0 Swaps 60.5 Swaps 34.5 Fixed-Income Funds 27.3 Domestic Equity Funds 21.0 Futures Contracts 8.5 International Equity Funds 3.8 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 34.5 Fixed-Income Funds - 27.3 Domestic Equity Funds - 21.0 Futures Contracts - 8.5 International Equity Funds - 3.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 24.0 Fidelity Commodity Strategy Fund 15.9 iShares US Treasury Bond ETF 11.2 Fidelity Small Cap Value Index Fund 8.2 iShares J.P. Morgan EM Local Currency Bond ETF 7.7 Fidelity Small Cap Index Fund 5.4 US Treasury Bill 5.2 Fidelity International Index Fund 4.2 Fidelity Real Estate Index Fund 3.7 Fidelity Long-Term Treasury Bond Index Fund 3.2 88.7
Fidelity Advisor Risk Parity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class M
Trading Symbol	FAPWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 15,735,719
Holdings Count | shares	33
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$15,735,719
Number of Holdings	33
Portfolio Turnover	104%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 15.0 Swaps 60.5 Swaps 34.5 Fixed-Income Funds 27.3 Domestic Equity Funds 21.0 Futures Contracts 8.5 International Equity Funds 3.8 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 34.5 Fixed-Income Funds - 27.3 Domestic Equity Funds - 21.0 Futures Contracts - 8.5 International Equity Funds - 3.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 24.0 Fidelity Commodity Strategy Fund 15.9 iShares US Treasury Bond ETF 11.2 Fidelity Small Cap Value Index Fund 8.2 iShares J.P. Morgan EM Local Currency Bond ETF 7.7 Fidelity Small Cap Index Fund 5.4 US Treasury Bill 5.2 Fidelity International Index Fund 4.2 Fidelity Real Estate Index Fund 3.7 Fidelity Long-Term Treasury Bond Index Fund 3.2 88.7
Fidelity Advisor Risk Parity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class I
Trading Symbol	FAPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 15,735,719
Holdings Count | shares	33
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$15,735,719
Number of Holdings	33
Portfolio Turnover	104%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 15.0 Swaps 60.5 Swaps 34.5 Fixed-Income Funds 27.3 Domestic Equity Funds 21.0 Futures Contracts 8.5 International Equity Funds 3.8 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 34.5 Fixed-Income Funds - 27.3 Domestic Equity Funds - 21.0 Futures Contracts - 8.5 International Equity Funds - 3.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 24.0 Fidelity Commodity Strategy Fund 15.9 iShares US Treasury Bond ETF 11.2 Fidelity Small Cap Value Index Fund 8.2 iShares J.P. Morgan EM Local Currency Bond ETF 7.7 Fidelity Small Cap Index Fund 5.4 US Treasury Bill 5.2 Fidelity International Index Fund 4.2 Fidelity Real Estate Index Fund 3.7 Fidelity Long-Term Treasury Bond Index Fund 3.2 88.7
Fidelity Advisor Risk Parity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class C
Trading Symbol	FAPVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.60%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%
Net Assets	$ 15,735,719
Holdings Count | shares	33
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$15,735,719
Number of Holdings	33
Portfolio Turnover	104%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 15.0 Swaps 60.5 Swaps 34.5 Fixed-Income Funds 27.3 Domestic Equity Funds 21.0 Futures Contracts 8.5 International Equity Funds 3.8 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 34.5 Fixed-Income Funds - 27.3 Domestic Equity Funds - 21.0 Futures Contracts - 8.5 International Equity Funds - 3.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 24.0 Fidelity Commodity Strategy Fund 15.9 iShares US Treasury Bond ETF 11.2 Fidelity Small Cap Value Index Fund 8.2 iShares J.P. Morgan EM Local Currency Bond ETF 7.7 Fidelity Small Cap Index Fund 5.4 US Treasury Bill 5.2 Fidelity International Index Fund 4.2 Fidelity Real Estate Index Fund 3.7 Fidelity Long-Term Treasury Bond Index Fund 3.2 88.7
Fidelity Advisor Risk Parity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class A
Trading Symbol	FAPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 15,735,719
Holdings Count | shares	33
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$15,735,719
Number of Holdings	33
Portfolio Turnover	104%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 15.0 Swaps 60.5 Swaps 34.5 Fixed-Income Funds 27.3 Domestic Equity Funds 21.0 Futures Contracts 8.5 International Equity Funds 3.8 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 34.5 Fixed-Income Funds - 27.3 Domestic Equity Funds - 21.0 Futures Contracts - 8.5 International Equity Funds - 3.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 24.0 Fidelity Commodity Strategy Fund 15.9 iShares US Treasury Bond ETF 11.2 Fidelity Small Cap Value Index Fund 8.2 iShares J.P. Morgan EM Local Currency Bond ETF 7.7 Fidelity Small Cap Index Fund 5.4 US Treasury Bill 5.2 Fidelity International Index Fund 4.2 Fidelity Real Estate Index Fund 3.7 Fidelity Long-Term Treasury Bond Index Fund 3.2 88.7
Fidelity Hedged Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity® Hedged Equity Fund
Trading Symbol	FEQHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity Fund	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 768,208,152
Holdings Count | shares	464
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$768,208,152
Number of Holdings	464
Portfolio Turnover	98%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.0 Common Stocks 96.7 Domestic Equity Funds 1.9 Options 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 96.7 Domestic Equity Funds - 1.9 Options - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 7.0 Alphabet Inc Class A 5.9 Microsoft Corp 5.6 Amazon.com Inc 4.2 Broadcom Inc 2.9 Meta Platforms Inc Class A 1.9 iShares Core S&P 500 ETF 1.9 Berkshire Hathaway Inc Class B 1.8 JPMorgan Chase & Co 1.8 40.5
Fidelity Advisor Hedged Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class Z
Trading Symbol	FEQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 768,208,152
Holdings Count | shares	464
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$768,208,152
Number of Holdings	464
Portfolio Turnover	98%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.0 Common Stocks 96.7 Domestic Equity Funds 1.9 Options 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 96.7 Domestic Equity Funds - 1.9 Options - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 7.0 Alphabet Inc Class A 5.9 Microsoft Corp 5.6 Amazon.com Inc 4.2 Broadcom Inc 2.9 Meta Platforms Inc Class A 1.9 iShares Core S&P 500 ETF 1.9 Berkshire Hathaway Inc Class B 1.8 JPMorgan Chase & Co 1.8 40.5
Fidelity Advisor Hedged Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class M
Trading Symbol	FEQNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
Net Assets	$ 768,208,152
Holdings Count | shares	464
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$768,208,152
Number of Holdings	464
Portfolio Turnover	98%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.0 Common Stocks 96.7 Domestic Equity Funds 1.9 Options 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 96.7 Domestic Equity Funds - 1.9 Options - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 7.0 Alphabet Inc Class A 5.9 Microsoft Corp 5.6 Amazon.com Inc 4.2 Broadcom Inc 2.9 Meta Platforms Inc Class A 1.9 iShares Core S&P 500 ETF 1.9 Berkshire Hathaway Inc Class B 1.8 JPMorgan Chase & Co 1.8 40.5
Fidelity Advisor Hedged Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class I
Trading Symbol	FEQJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 768,208,152
Holdings Count | shares	464
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$768,208,152
Number of Holdings	464
Portfolio Turnover	98%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.0 Common Stocks 96.7 Domestic Equity Funds 1.9 Options 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 96.7 Domestic Equity Funds - 1.9 Options - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 7.0 Alphabet Inc Class A 5.9 Microsoft Corp 5.6 Amazon.com Inc 4.2 Broadcom Inc 2.9 Meta Platforms Inc Class A 1.9 iShares Core S&P 500 ETF 1.9 Berkshire Hathaway Inc Class B 1.8 JPMorgan Chase & Co 1.8 40.5
Fidelity Advisor Hedged Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class C
Trading Symbol	FEQDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.55%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%
Net Assets	$ 768,208,152
Holdings Count | shares	464
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$768,208,152
Number of Holdings	464
Portfolio Turnover	98%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.0 Common Stocks 96.7 Domestic Equity Funds 1.9 Options 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 96.7 Domestic Equity Funds - 1.9 Options - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 7.0 Alphabet Inc Class A 5.9 Microsoft Corp 5.6 Amazon.com Inc 4.2 Broadcom Inc 2.9 Meta Platforms Inc Class A 1.9 iShares Core S&P 500 ETF 1.9 Berkshire Hathaway Inc Class B 1.8 JPMorgan Chase & Co 1.8 40.5
Fidelity Advisor Hedged Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class A
Trading Symbol	FEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 768,208,152
Holdings Count | shares	464
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$768,208,152
Number of Holdings	464
Portfolio Turnover	98%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.0 Common Stocks 96.7 Domestic Equity Funds 1.9 Options 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 96.7 Domestic Equity Funds - 1.9 Options - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Apple Inc 7.0 Alphabet Inc Class A 5.9 Microsoft Corp 5.6 Amazon.com Inc 4.2 Broadcom Inc 2.9 Meta Platforms Inc Class A 1.9 iShares Core S&P 500 ETF 1.9 Berkshire Hathaway Inc Class B 1.8 JPMorgan Chase & Co 1.8 40.5
Fidelity Equity Market Neutral Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity® Equity Market Neutral Fund
Trading Symbol	FEMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Market Neutral Fund	$ 55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 20,226,263
Holdings Count | shares	167
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$20,226,263
Number of Holdings	167
Portfolio Turnover	79%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 126.0 Forward Foreign Currency Contracts 52.6 Swaps 45.2 Common Stocks 34.6 Forward Foreign Currency Contracts 18.9 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 45.2 Common Stocks - 34.6 Forward Foreign Currency Contracts - 18.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 5.1 BNP Paribas SA 2.5 Wells Fargo & Co 2.4 Taiwan Semiconductor Manufacturing Co Ltd 2.2 Motorola Solutions Inc 2.2 Microsoft Corp 2.2 Naturgy Energy Group SA 2.1 Bristol-Myers Squibb Co 2.1 Dollar Tree Inc 2.1 Novartis AG 2.1 25.0
Fidelity Advisor Equity Market Neutral Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class A
Trading Symbol	FEMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 67	1.35%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
Net Assets	$ 20,226,263
Holdings Count | shares	167
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$20,226,263
Number of Holdings	167
Portfolio Turnover	79%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 126.0 Forward Foreign Currency Contracts 52.6 Swaps 45.2 Common Stocks 34.6 Forward Foreign Currency Contracts 18.9 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 45.2 Common Stocks - 34.6 Forward Foreign Currency Contracts - 18.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 5.1 BNP Paribas SA 2.5 Wells Fargo & Co 2.4 Taiwan Semiconductor Manufacturing Co Ltd 2.2 Motorola Solutions Inc 2.2 Microsoft Corp 2.2 Naturgy Energy Group SA 2.1 Bristol-Myers Squibb Co 2.1 Dollar Tree Inc 2.1 Novartis AG 2.1 25.0
Fidelity Advisor Equity Market Neutral Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class M
Trading Symbol	FEMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 79	1.60%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.60%
Net Assets	$ 20,226,263
Holdings Count | shares	167
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$20,226,263
Number of Holdings	167
Portfolio Turnover	79%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 126.0 Forward Foreign Currency Contracts 52.6 Swaps 45.2 Common Stocks 34.6 Forward Foreign Currency Contracts 18.9 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 45.2 Common Stocks - 34.6 Forward Foreign Currency Contracts - 18.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 5.1 BNP Paribas SA 2.5 Wells Fargo & Co 2.4 Taiwan Semiconductor Manufacturing Co Ltd 2.2 Motorola Solutions Inc 2.2 Microsoft Corp 2.2 Naturgy Energy Group SA 2.1 Bristol-Myers Squibb Co 2.1 Dollar Tree Inc 2.1 Novartis AG 2.1 25.0
Fidelity Advisor Equity Market Neutral Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class C
Trading Symbol	FEMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 104	2.10%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.10%
Net Assets	$ 20,226,263
Holdings Count | shares	167
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$20,226,263
Number of Holdings	167
Portfolio Turnover	79%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 126.0 Forward Foreign Currency Contracts 52.6 Swaps 45.2 Common Stocks 34.6 Forward Foreign Currency Contracts 18.9 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 45.2 Common Stocks - 34.6 Forward Foreign Currency Contracts - 18.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 5.1 BNP Paribas SA 2.5 Wells Fargo & Co 2.4 Taiwan Semiconductor Manufacturing Co Ltd 2.2 Motorola Solutions Inc 2.2 Microsoft Corp 2.2 Naturgy Energy Group SA 2.1 Bristol-Myers Squibb Co 2.1 Dollar Tree Inc 2.1 Novartis AG 2.1 25.0
Fidelity Advisor Equity Market Neutral Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class I
Trading Symbol	FEMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 20,226,263
Holdings Count | shares	167
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$20,226,263
Number of Holdings	167
Portfolio Turnover	79%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 126.0 Forward Foreign Currency Contracts 52.6 Swaps 45.2 Common Stocks 34.6 Forward Foreign Currency Contracts 18.9 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 45.2 Common Stocks - 34.6 Forward Foreign Currency Contracts - 18.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 5.1 BNP Paribas SA 2.5 Wells Fargo & Co 2.4 Taiwan Semiconductor Manufacturing Co Ltd 2.2 Motorola Solutions Inc 2.2 Microsoft Corp 2.2 Naturgy Energy Group SA 2.1 Bristol-Myers Squibb Co 2.1 Dollar Tree Inc 2.1 Novartis AG 2.1 25.0
Fidelity Advisor Equity Market Neutral Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class Z
Trading Symbol	FEMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Net Assets	$ 20,226,263
Holdings Count | shares	167
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$20,226,263
Number of Holdings	167
Portfolio Turnover	79%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 126.0 Forward Foreign Currency Contracts 52.6 Swaps 45.2 Common Stocks 34.6 Forward Foreign Currency Contracts 18.9 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 45.2 Common Stocks - 34.6 Forward Foreign Currency Contracts - 18.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 5.1 BNP Paribas SA 2.5 Wells Fargo & Co 2.4 Taiwan Semiconductor Manufacturing Co Ltd 2.2 Motorola Solutions Inc 2.2 Microsoft Corp 2.2 Naturgy Energy Group SA 2.1 Bristol-Myers Squibb Co 2.1 Dollar Tree Inc 2.1 Novartis AG 2.1 25.0
Fidelity Yield Enhanced Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Yield Enhanced Equity ETF
Class Name	Fidelity® Yield Enhanced Equity ETF
Trading Symbol	FYEE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Yield Enhanced Equity ETF for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Yield Enhanced Equity ETF	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 218,260,352
Holdings Count | shares	185
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$218,260,352
Number of Holdings	185
Portfolio Turnover	93%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 2.2 Options (0.4) Common Stocks 95.6 Futures Contracts 2.1 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 95.6 Futures Contracts - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 Options - (0.3)%
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.8 Apple Inc 7.3 Microsoft Corp 5.1 Amazon.com Inc 4.2 Alphabet Inc Class A 3.7 Broadcom Inc 3.0 Meta Platforms Inc Class A 2.1 Alphabet Inc Class C 2.1 Berkshire Hathaway Inc Class B 2.0 JPMorgan Chase & Co 1.9 39.2
Fidelity Dynamic Buffered Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Dynamic Buffered Equity ETF
Class Name	Fidelity® Dynamic Buffered Equity ETF
Trading Symbol	FBUF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Dynamic Buffered Equity ETF for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dynamic Buffered Equity ETF	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 23,897,902
Holdings Count | shares	181
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$23,897,902
Number of Holdings	181
Portfolio Turnover	89%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 1.3 Options 0.0 Common Stocks 97.0 Futures Contracts 1.2 Options 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 97.0 Futures Contracts - 1.2 Options - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.8 Apple Inc 7.3 Microsoft Corp 4.9 Amazon.com Inc 4.3 Alphabet Inc Class A 3.6 Broadcom Inc 3.0 Alphabet Inc Class C 2.4 Meta Platforms Inc Class A 2.0 Berkshire Hathaway Inc Class B 2.0 JPMorgan Chase & Co 1.9 39.2
Fidelity Hedged Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity ETF
Class Name	Fidelity® Hedged Equity ETF
Trading Symbol	FHEQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity ETF for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity ETF	$ 25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 928,895,897
Holdings Count | shares	193
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$928,895,897
Number of Holdings	193
Portfolio Turnover	89%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 0.6 Options 1.0 Common Stocks 97.0 Options 1.0 Futures Contracts 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 97.0 Options - 1.0 Futures Contracts - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.8 Apple Inc 7.3 Microsoft Corp 5.2 Amazon.com Inc 4.2 Alphabet Inc Class A 3.4 Broadcom Inc 2.9 Alphabet Inc Class C 2.5 Meta Platforms Inc Class A 2.0 Berkshire Hathaway Inc Class B 2.0 JPMorgan Chase & Co 1.9 39.2
Fidelity Managed Futures ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Managed Futures ETF
Class Name	Fidelity® Managed Futures ETF
Trading Symbol	FFUT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Managed Futures ETF for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Managed Futures ETF	$ 42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 331,106,086
Holdings Count | shares	423
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$331,106,086
Number of Holdings	423
Portfolio Turnover	19%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 850.9 Swaps 199.4 Forward Foreign Currency Contracts 351.7 Futures Contracts 56.7 Forward Foreign Currency Contracts 23.4 Swaps 13.2 Domestic Equity Funds 0.3 Common Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 6.2 ASSET ALLOCATION (% of Fund's total exposure) Futures Contracts - 56.7 Forward Foreign Currency Contracts - 23.4 Swaps - 13.2 Domestic Equity Funds - 0.3 Common Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 6.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 49.6 iShares Core S&P 500 ETF 3.8 NVIDIA Corp 2.1 Microsoft Corp 0.8 56.3
Fidelity SAI Merger Arbitrage Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Merger Arbitrage Fund
Class Name	Fidelity® SAI Merger Arbitrage Fund
Trading Symbol	FMADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Merger Arbitrage Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Merger Arbitrage Fund	$ 56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 637,050,306
Holdings Count | shares	36
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$637,050,306
Number of Holdings	36
Portfolio Turnover	113%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 60.3 Options 0.2 Common Stocks 54.7 Swaps 37.6 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 7.7 ASSET ALLOCATION (% of Fund's total exposure) Common Stocks - 54.7 Swaps - 37.6 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 7.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Mastercard Inc Class A 15.1 US Treasury Bill 12.3 Warner Bros Discovery Inc 9.8 Kenvue Inc 9.0 Electronic Arts Inc 8.2 NVIDIA Corp 7.9 DigitalBridge Group Inc Class A 5.0 Apogee Therapeutics Inc 5.0 Crinetics Pharmaceuticals Inc 4.3 Bio-Techne Corp 4.2 80.8
Fidelity SAI Managed Futures Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Managed Futures Fund
Class Name	Fidelity® SAI Managed Futures Fund
Trading Symbol	FMFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Managed Futures Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Managed Futures Fund	$ 55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Net Assets	$ 269,292,119
Holdings Count | shares	361
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$269,292,119
Number of Holdings	361
Portfolio Turnover	27%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 841.6 Swaps 152.6 Forward Foreign Currency Contracts 300.4 Futures Contracts 60.4 Forward Foreign Currency Contracts 21.6 Swaps 10.9 Domestic Equity Funds 0.4 Common Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 6.6 ASSET ALLOCATION (% of Fund's total exposure) Futures Contracts - 60.4 Forward Foreign Currency Contracts - 21.6 Swaps - 10.9 Domestic Equity Funds - 0.4 Common Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 6.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 50.5 iShares Core S&P 500 ETF 4.4 Vanguard S&P 500 ETF 1.4 Microsoft Corp 1.1 NVIDIA Corp 0.9 58.3